Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	¥ 3,803,014	¥ 3,674,931
Trade receivables	1,060,271	896,768
Receivables from financial services	1,899,493	1,694,113
Other financial assets	263,892	217,743
Inventories	2,167,184	1,918,548
Other current assets	384,494	439,322
Total current assets	9,578,348	8,841,425
Non-current assets:
Investments accounted for using the equity method	915,946	967,404
Receivables from financial services	3,995,259	3,740,383
Other financial assets	855,070	819,654
Intangible assets	870,900	849,507
Deferred tax assets	105,792	91,592
Other non-current assets	454,351	424,652
Total non-current assets	15,091,719	15,131,728
Total assets	24,670,067	23,973,153
Current liabilities:
Trade payables	1,426,333	1,236,233
Financing liabilities	3,291,195	3,118,304
Accrued expenses	419,570	375,601
Other financial liabilities	324,110	236,900
Income taxes payable	86,252	96,116
Provisions	362,701	268,388
Other current liabilities	741,963	672,857
Total current liabilities	6,652,124	6,004,399
Non-current liabilities:
Financing liabilities	4,373,973	4,984,252
Other financial liabilities	288,736	282,083
Retirement benefit liabilities	255,852	282,054
Provisions	270,169	253,625
Deferred tax liabilities	877,300	990,754
Other non-current liabilities	449,622	403,440
Total non-current liabilities	6,515,652	7,196,208
Total liabilities	13,167,776	13,200,607
Equity:
Common stock	86,067	86,067
Capital surplus	185,589	185,495
Treasury stock	(484,931)	(328,309)
Retained earnings	9,980,128	9,539,133
Other components of equity	1,417,397	990,438
Equity attributable to owners of the parent	11,184,250	10,472,824
Non-controlling interests	318,041	299,722
Total equity	11,502,291	10,772,546
Total liabilities and equity	24,670,067	23,973,153
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	4,726,292	5,159,129
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 3,168,109	¥ 3,079,407